Acquisitions	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Acquisitions
ACQUISITIONS

2013 Acquisitions
Consistent with the Company’s strategy to continue its expansion of pawn stores in selected markets, in December 2013, the Company acquired from JoLin Enterprises, Inc. ("JoLin") the pawn loans, inventory, layaways and other operating assets and liabilities of 12 large format pawn stores located in South Carolina. The purchase price for the transaction was $30,072,000, net of cash acquired, and was composed of $29,072,000 in cash paid at closing and an additional $1,000,000 payable to the sellers in two equal payments due in March and June 2014. The acquisition has been accounted for using the purchase method of accounting for both financial reporting and tax purposes. Accordingly, the purchase price was allocated to assets and liabilities acquired based upon their estimated fair market values at the date of acquisition, which were comparable for financial and tax purposes. The excess purchase price over the estimated fair market value of the net assets acquired has been recorded as goodwill of approximately $20,483,000, which is deductible for U.S. income tax purposes. The goodwill arising from the acquisition consists largely of the synergies and economies of scale expected from combining the operations of JoLin. For tax purposes, the goodwill and intangible assets are being amortized over the statutory period of 15 years. The estimated fair values of the assets acquired are preliminary, as the Company is gathering information to finalize the valuation of these assets by June 2014. The assets, liabilities and results of operations of the locations are included in the Company’s consolidated results as of the acquisition date, December 14, 2013.
In September 2013, the Company acquired from Baja Unlimited, LLC and its subsidiaries ("Baja"), the operating entity owning the pawn loans, inventory, layaways and other operating assets and liabilities of eight large format pawn stores located in the Cabo/La Paz markets in Baja California Sur, Mexico. The purchase price for the all-cash transaction was $12,350,000, net of cash acquired, plus a nominal residual payment to be determined based on certain post-closing adjustments. The acquisition has been accounted for using the purchase method of accounting for both financial reporting and tax purposes. Accordingly, the purchase price was allocated to assets and liabilities acquired based upon their estimated fair market values at the date of acquisition, which were comparable for financial and tax purposes. The excess purchase price over the estimated fair market value of the net assets acquired has been recorded as goodwill of approximately $9,955,000, which is not deductible for foreign income tax purposes. The goodwill arising from the acquisition consists largely of the synergies and economies of scale expected from combining the operations of Baja. The assets, liabilities and results of operations of the locations are included in the Company’s consolidated results as of the acquisition date, September 30, 2013.

In June 2013, the Company acquired from O'Pak Credit LP, Pro Pawn LP and Milar Credit LP (collectively "Valu + Pawn") the pawn loans, inventory, layaways and other operating assets and liabilities of 19 large format pawn stores located in Texas. The purchase price for the transaction was $69,967,000, net of cash acquired, and was composed of $68,967,000 in cash paid at closing and an additional $1,000,000 payable to the sellers in June 2014. The acquisition has been accounted for using the purchase method of accounting for both financial reporting and tax purposes. Accordingly, the purchase price was allocated to assets and liabilities acquired based upon their estimated fair market values at the date of acquisition, which were comparable for financial and tax purposes. The excess purchase price over the estimated fair market value of the net assets acquired has been recorded as goodwill of approximately $52,334,000, which is deductible for U.S. income tax purposes. The goodwill arising from the acquisition consists largely of the synergies and economies of scale expected from combining the operations of Valu + Pawn. For tax purposes, the goodwill and intangible assets are being amortized over the statutory period of 15 years. The assets, liabilities and results of operations of the locations are included in the Company’s consolidated results as of the acquisition date, June 25, 2013.
Additionally, during fiscal 2013, three pawn stores located in three U.S. states were acquired in separate acquisitions for an aggregate purchase price of $2,903,000, net of cash acquired, and was composed of $2,895,000 in cash and payables to the sellers of $8,000. These acquisitions resulted in additional goodwill of approximately $1,769,000.

The allocations of the purchase prices for the Company's acquisitions during 2013 (the "2013 acquisitions") are as follows (in thousands):

	Valu + Pawn	Baja Unlimited, LLC	JoLin Enterprises, Inc.	Other	Total
Pawn loans	$9,361	$824	$4,559	$397	$15,141
Inventory	5,024	583	3,221	532	9,360
Other current assets	1,071	34	359	43	1,507
Property and equipment	1,002	939	782	55	2,778
Goodwill	52,334	9,955	20,483	1,769	84,541
Intangible assets	2,190	300	1,020	155	3,665
Other non-current assets	73	6	—	4	83
Current liabilities	(1,088)	(291)	(352)	(52)	(1,783)
Purchase price	$69,967	$12,350	$30,072	$2,903	$115,292

During fiscal 2013, revenue from the 2013 acquisitions since the acquisition dates was $26,046,000. The combined transaction and one-time integration costs of the 2013 acquisitions recorded during fiscal 2013 were approximately $2,350,000. During fiscal 2013, the net earnings from the 2013 acquisitions since the acquisition dates (including acquisition and integration costs) were $2,691,000.

The following unaudited pro forma financial information reflects the consolidated results of operations of the Company as if all the 2013 acquisitions had occurred on January 1, 2012. The unaudited pro forma financial information has been prepared for informational purposes only and does not purport to be indicative of what would have resulted had the acquisition occurred on the date indicated or what may result in the future (in thousands, except per share data):

	Year Ended		Year Ended
	December 31, 2013		December 31, 2012
	As Reported	Pro Forma	As Reported	Pro Forma
Total revenue from continuing operations	$660,848	$713,329	$592,091	$672,411
Income from continuing operations	84,479	89,971	80,862	89,908
Net income	83,846	89,338	80,359	89,405
Income from continuing operations per share:
Basic	$2.91	$3.09	$2.80	$3.11
Diluted	2.86	3.04	2.72	3.03
Net income per share:
Basic	$2.89	$3.07	$2.78	$3.09
Diluted	2.84	3.02	2.70	3.01

2012 Acquisitions
In September 2012, the Company acquired the stock of LTS, Incorporated, the operating entity owning the pawn loans, inventory, layaways and other operating assets and liabilities of 16 large format Fast Cash Pawn stores located in Colorado. The purchase price for the transaction was $45,924,000, net of cash acquired, and was composed of $37,424,000 in cash and notes payable to the selling shareholders of $8,500,000. The notes payable bear interest at 4.0% per annum and the remaining balance is payable in monthly payments of principal and interest scheduled through September 2017. The acquisition has been accounted for using the purchase method of accounting. Accordingly, the purchase price was allocated to assets and liabilities acquired based upon their estimated fair market values at the date of acquisition, which were comparable for financial and tax purposes. The excess purchase price over the estimated fair market value of the net assets acquired has been recorded as goodwill of approximately $34,431,000, which is deductible for U.S. income tax purposes. The goodwill arising from the acquisition consists largely of the synergies and economies of scale expected from combining the operations of the Company with LTS, Incorporated. For tax purposes, the goodwill and intangible assets are being amortized over the statutory period of 15 years. The assets, liabilities and results of operations of the locations are included in the Company's consolidated results as of the acquisition date, September 14, 2012.
In June 2012, the Company acquired from Mister Money Investments, Inc., L&W Properties, LLC, Mister Money - - RM, Inc., Mister Money - - KY, Inc., LWC, LLC and MMRD, LLC (collectively “Mister Money”), the assets of 21 stores located in Colorado, Kentucky, Wyoming and Nebraska, and certain operating entities owning the pawn loans, inventory, layaways and other operating assets and liabilities of three other pawn stores located in Colorado and Kentucky. The combined purchase price for all 24 stores was $25,615,000, net of cash acquired, and was composed of $25,315,000 in cash paid at closing and an additional $300,000 paid in December 2012. The acquisition has been accounted for using the purchase method of accounting. Accordingly, the purchase price was allocated to assets and liabilities acquired based upon their estimated fair market values at the date of acquisition, which were comparable for financial and tax purposes. The excess purchase price over the estimated fair market value of the net assets acquired has been recorded as goodwill of approximately $15,694,000, which is deductible for U.S. income tax purposes. The goodwill arising from the acquisition consists largely of the synergies and economies of scale expected from combining the operations of the Company with Mister Money. For tax purposes, the goodwill and intangible assets are being amortized over the statutory period of 15 years. The assets, liabilities and results of operations of the locations are included in the Company's consolidated results as of the acquisition date, June 15, 2012.
In January 2012, the Company acquired from BBR Unlimited, LLC ("BBR"), the operating entity owning the pawn loans, inventory, layaways and other operating assets and liabilities of 29 pawn stores located in western Mexico. The purchase price for these stores was $46,863,000, net of cash acquired, and was composed of $41,963,000 in cash and a note payable to the seller of $4,900,000. The note payable bears interest at 3.0% per annum and the remaining balance is payable in monthly payments of principal and interest scheduled through January 2015. The acquisition has been accounted for using the purchase method of accounting. Accordingly, the purchase price was allocated to assets and liabilities acquired based upon their estimated fair market values at the date of acquisition, which were comparable for financial and tax purposes. The excess purchase price over the estimated fair market value of the net assets acquired has been recorded as goodwill of $39,386,000, of which, a significant majority is not deductible for income tax purposes. The goodwill arising from the acquisition consists largely of the synergies and economies of scale expected from combining the operations of the Company with BBR. The assets, liabilities and results of operations of the locations are included in the Company's consolidated results as of the acquisition date, January 10, 2012.
Additionally, during fiscal 2012, six pawn stores located in three U.S. states were acquired in five separate acquisitions for an aggregate purchase price of $16,095,000, net of cash acquired, and was composed of $15,736,000 in cash and payables to the sellers of $359,000. These acquisitions resulted in additional recorded goodwill of $5,620,000.